NOTE 19: WARRANT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial liabilities [abstract]
Schedule of warrant liability
	Exercise Price			Warrants	Warrant Liability
	(C$)			#	$
As at December 31, 2017			-	-
Issued			14,894,898	1,704,597
Gain on change in fair value of warrant liability				(1,598,425)
As at December 31, 2018			14,894,898	106,172
Issued	$	C0.18		34,615,104	2,084,768
Exercised	$	C0.19		(422,678)	(18,847)
Expired	$	C0.36		(2,830,035)	-
Gain on change in fair value of warrant liability					(2,065,781)
As at December 31, 2019				46,257,289	106,312
Issued	$	C0.12		69,400,524	1,061,738
Exercised	$	C0.13		(49,800,176)	(5,341,149)
Expired	$	C0.39		(11,642,185)	-
Loss on change in fair value of warrant liability					11,886,796
As at December 31, 2020				54,215,452	7,713,697
Less: Current portion of warrant liability				-	1,416,113
Non-current portion of warrant liability				-	6,297,584

Warrants outstanding and exercisable
Expiry date	Number of warrants	Weighted average exercise price ($C)	Weighted average remaining life (in years)
April 02, 2021	7,643,637	0.16	0.25
May 03, 2021	2,559,470	0.16	0.34
July 22, 2021	1,018,245	0.16	0.56
August 12, 2021	928,817	0.16	0.61
August 19, 2021	929,864	0.16	0.63
September 13, 2021	102,696	0.16	0.70
September 20, 2021	102,812	0.16	0.72
April 16, 2022	5,200,000	0.10	1.29
July 15, 2022	5,416,700	0.12	1.54
August 25, 2022	1,500,000	0.05	1.65
September 09, 2022	3,746,080	0.31	1.69
November 09, 2022	24,567,131	0.12	1.86
October 05, 2023	500,000	0.05	2.76
	54,215,452	0.14	1.39